Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	000-54892
Entity Registrant Name	STARCO BRANDS, INC.
Entity Central Index Key	0001539850
Entity Tax Identification Number	27-1781753
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	706 N. Citrus Ave.
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90038
City Area Code	888
Local Phone Number	478-2726
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	STCB
Entity Emerging Growth Company	false